Investment in Associate	12 Months Ended
Dec. 31, 2025
Investment in Associate [Abstract]
Investment in associate
10.	Investment in associate

On January 10, 2025, the Company closed an investment to acquire 10% of Neuronomics AG for $288,727 (CHF 262,684). On March 7, 2025, the Company announced that it increased its stake in Neuronomics AG, a Swiss asset management firm specializing in artificial intelligence and model driven quantitative trading strategies from 10% to 52.5% and Neuronomics was fully consolidated with the Company’s consolidated financial statements (Note 8). On October 1, 2025, the Company’s ownership was reduced to 44.68% and as a result, Neuronomics was deconsolidated and accounted for as an investment in associate.

The Company’s ownership of Neuronomics during the year ended December 31, 2025 was 44.68%.

A continuity of the investment in Neuronomics as an associate is as follows:

Balance as at December 31, 2024	$-
Investment in associate	2,499,440
Share of loss for the year	(75,506)
Balance as at December 31, 2025	$2,423,934

Summarized financial information for Neuronomics as at December 31, 2025 and for the year ended December 31, 2025 is as follows:

December 31, 2025
Current and total assets	$514,391
Current and total liabilities	(111,333)
Total shareholders’ equity	(403,058)

Year ended December 31, 2025
Revenue	$514,020
Operating expenses	(843,777)
Net loss	(329,757)